Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2040 Fund	May 30, 2024
Fidelity Freedom Index 2040 Fund - Institutional Premium Class
Bar Chart Table:
Annual Return, Inception Date	Jun. 24, 2015
Annual Return 2016	9.53%
Annual Return 2017	20.56%
Annual Return 2018	(7.16%)
Annual Return 2019	26.11%
Annual Return 2020	16.49%
Annual Return 2021	15.97%
Annual Return 2022	(18.17%)
Annual Return 2023	19.44%
Fidelity Freedom Index 2040 Fund - Premier Class
Bar Chart Table:
Annual Return, Inception Date	Jun. 24, 2020